Insurance business	12 Months Ended
Dec. 31, 2021
Insurance Contracts [Abstract]
Insurance business

4	Insurance business

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	8,529	1,027	1,873	11,429
Reinsurers’ share of gross insurance premium income	(555)	(4)	—	(559)
Year ended 31 Dec 2021	7,974	1,023	1,873	10,870

Gross insurance premium income	8,321	579	1,563	10,463
Reinsurers’ share of gross insurance premium income	(362)	(8)	—	(370)
Year ended 31 Dec 2020	7,959	571	1,563	10,093

Gross insurance premium income	9,353	489	2,266	12,108
Reinsurers’ share of gross insurance premium income	(1,465)	(7)	—	(1,472)
Year ended 31 Dec 2019	7,888	482	2,266	10,636
1    Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	10,474	1,134	3,332	14,940
– claims, benefits and surrenders paid	2,929	1,023	2,142	6,094
– movement in liabilities	7,545	111	1,190	8,846
Reinsurers’ share of claims and benefits paid and movement in liabilities	(543)	(9)	—	(552)
– claims, benefits and surrenders paid	(343)	(7)	—	(350)
– movement in liabilities	(200)	(2)	—	(202)
Year ended 31 Dec 2021	9,931	1,125	3,332	14,388

Gross claims and benefits paid and movement in liabilities	10,050	1,112	1,853	13,015
– claims, benefits and surrenders paid	3,695	900	2,083	6,678
– movement in liabilities	6,355	212	(230)	6,337
Reinsurers’ share of claims and benefits paid and movement in liabilities	(366)	(4)	—	(370)
– claims, benefits and surrenders paid	(430)	(10)	—	(440)
– movement in liabilities	64	6	—	70
Year ended 31 Dec 2020	9,684	1,108	1,853	12,645

Gross claims and benefits paid and movement in liabilities	11,305	1,217	3,810	16,332
– claims, benefits and surrenders paid	3,783	900	1,921	6,604
– movement in liabilities	7,522	317	1,889	9,728
Reinsurers’ share of claims and benefits paid and movement in liabilities	(1,402)	(4)	—	(1,406)
– claims, benefits and surrenders paid	(411)	(17)	—	(428)
– movement in liabilities	(991)	13	—	(978)
Year ended 31 Dec 2019	9,903	1,213	3,810	14,926
1Discretionary participation features.

Liabilities under insurance contracts
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2021	72,464	6,449	28,278	107,191
Claims and benefits paid	(2,929)	(1,023)	(2,142)	(6,094)
Increase in liabilities to policyholders	10,474	1,134	3,332	14,940
Exchange differences and other movements[2]	(534)	(47)	(2,711)	(3,292)
Gross liabilities under insurance contracts at 31 Dec 2021	79,475	6,513	26,757	112,745
Reinsurers’ share of liabilities under insurance contracts	(3,638)	(30)	—	(3,668)
Net liabilities under insurance contracts at 31 Dec 2021	75,837	6,483	26,757	109,077

Gross liabilities under insurance contracts at 1 Jan 2020	65,324	6,151	25,964	97,439
Claims and benefits paid	(3,695)	(900)	(2,083)	(6,678)
Increase in liabilities to policyholders	10,050	1,112	1,853	13,015
Exchange differences and other movements[2]	785	86	2,544	3,415
Gross liabilities under insurance contracts at 31 Dec 2020	72,464	6,449	28,278	107,191
Reinsurers’ share of liabilities under insurance contracts	(3,434)	(14)	—	(3,448)
Net liabilities under insurance contracts at 31 Dec 2020	69,030	6,435	28,278	103,743
1Discretionary participation features.
2‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.
The key factors contributing to the movement in liabilities to policyholders included movements in the market value of assets supporting policyholder liabilities, death claims, surrenders, lapses, new business, the declaration of bonuses and other amounts attributable to policyholders.